Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 16	£ 51
Gross derivative liabilities	(3)	(58)
Net derivative assets/ liabilities	13	(7)
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	16	24
Gross derivative liabilities	(3)	(7)
Net derivative assets/ liabilities	13	17
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	0	27
Gross derivative liabilities	0	(51)
Net derivative assets/ liabilities	£ 0	£ (24)